SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------

                          Deutsche Mid Cap Value Fund



The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the summary section of the fund's prospectus.


RICHARD GLASS, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2013.


RICHARD HANLON, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.


The following information replaces the existing disclosure contained under the "MANAGEMENT" sub-heading of the "FUND DETAILS" section of the fund's prospectus.


RICHARD GLASS, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2013.

o Joined Deutsche Asset & Wealth Management in 2013 with 22 years of industry experience. Previously, he was lead portfolio manager and Managing Partner of Lockwell Investments, LLC, managing US Small Cap Value and US Small Mid Cap Value strategies. Prior to founding Lockwell in August of 2010, he was a Managing Director and portfolio manager for small- and mid-cap value strategies at Morgan Stanley Investment Management from November 2002 to July 2010. Before joining Morgan Stanley, he held positions with Neuberger Berman and with Wood, Struthers and Winthrop.

o  BS in Economics, University of Pennsylvania.


RICHARD HANLON, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.

o Joined Deutsche Asset & Wealth Management in 2013 with 23 years of industry experience. Previously, he founded Glenville Capital Management, where he served as Managing Partner. Prior to that, he worked as a Partner and Co-Head of the Equity Group at Silvercrest Asset Management Group. Before joining Silvercrest, he was Director of Research and a portfolio manager at DLJ Asset Management.

o  BA in Economics, University at Albany, State University of New York.


               Please Retain This Supplement for Future Reference


July 7, 2015
PROSTKR-496
                                                   Deutsche Asset
                                                   & Wealth Management [DB Logo]